HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares					Fair Value
	OPEN-END FUNDS — 20.3%
	FIXED INCOME - 20.3%
3,876,320	AB High Income Fund, Inc., Class Z				$ 25,700,000
4,328,129	Lord Abbett High Yield Fund, Class R6				26,964,241
					52,664,241

	TOTAL OPEN-END FUNDS (Cost $52,404,551)				52,664,241

Principal Amount ($)			Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 53.4%
	U.S. TREASURY BILLS — 53.4%
115,848,000	United States Cash Management Bill(a)		–	12/27/22	115,523,527
23,235,000	United States Treasury Bill(a)		–	02/21/23	23,016,159
					138,539,686
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $138,615,343)				138,539,686
Shares
	SHORT-TERM INVESTMENTS — 25.3%
	MONEY MARKET FUNDS - 25.3%
61,427,368	Fidelity Government Portfolio Institutional Class, 3.54%(b)				61,427,368
4,354,979	First American Government Obligations Fund Class X, 3.65%(b)(d)				4,354,979
	TOTAL MONEY MARKET FUNDS (Cost $65,782,347)				65,782,347

	TOTAL SHORT-TERM INVESTMENTS (Cost $65,782,347)				65,782,347

	TOTAL INVESTMENTS - 99.0% (Cost $256,802,241)				$ 256,986,274
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%				2,709,586
	NET ASSETS - 100.0%				$ 259,695,860

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Unrealized Appreciation (Depreciation)
90	CBOT Soybean Futures(d)	ADM	01/13/2023	$6,612,750	$ 30,420
57	CME E-Mini NASDAQ 100 Index Futures	ADM	12/16/2022	13,728,222	387,429
274	CME E-Mini-Russell 2000 Index Futures	ADM	12/16/2022	25,858,750	123,335
96	CME E-Mini Standard & Poor's 500 Index Futures	ADM	12/16/2022	19,590,000	745,929
109	COMEX Copper Futures(d)	ADM	03/29/2023	10,186,050	(135,612)
196	ICE US MSCI Emerging Markets EM Index Futures	ADM	12/16/2022	9,628,500	(26,420)
	TOTAL FUTURES CONTRACTS				$ 1,125,081

ADM	ADM Investor Services, Inc.

(a)	Zero coupon bond.
(b)	Rate disclosed is the seven-day effective yield as of November 30, 2022.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(d)	All or a portion of this investment is a holding of the Hundredfold Select Alternative Fund Limited (HFSA Fund Limited).

CREDIT DEFAULT SWAP AGREEMENTS - PROTECTION SOLD: (CENTRALLY CLEARED)
Description	Counterparty	Maturity Date	Fixed Deal (Receive) Rate	Implied Credit Spread(1)	Notional Value	Fair Value	Amortized Upfront Payments Paid	Unrealized (Depreciation)
CDX North American High Yield Series 39	BAR	12/20/2027	5.00%	4.52%	$ 25,700,000	$ 465,584	$ 479,305	$ (13,721)

BAR - Barclays Capital
(1) For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

TOTAL RETURN SWAPS
Number of Shares	Description	Notional Value	Interest Rate(2)	Maturity Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
4,202,898	Credit Suisse Floating rate High Income Fund, Institutional Class	$ 26,057,971	USD-Federal Funds-H.15 plus 165 bp	9/5/2023	CIBC	$ 45,190
4,046,154	Invesco Rochester Municipal Opportunities Fund Class R6	27,392,462	USD-Federal Funds-H.20 plus 165 bp	12/29/2023	CIBC	1,098,658
701,400	iShares iBoxx $ High Yield Corporate Bond ETF	53,067,924	USD-SOFR plus 35 bp	12/13/2023	BRC	866,569
125,800	iShares National Muni Bond ETF	13,362,476	USD-SOFR plus 35 bp	12/14/2023	BRC	266,689
3,279,302	PIMCO High Yield Municipal Bond Fund Institutional Class	27,087,032	USD-SOFR plus 35 bp	12/14/2023	BRC	774,740
268,900	Vanguard Tax-Exempt Bond Index Fund ETF	13,401,976	USD-SOFR plus 35 bp	12/14/2023	BRC	182,177

					Total:	$ 3,234,023
	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	SOFR - Secured Overnight Financing Rate
(2)	Interest rate is based upon current notional amounts, which may be a multiple of the number of shares plus a specified spread.